Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 004 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	004
Value	$ 7,032,204
Asset held for investment	$ 919,287,690
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	9.50%
Investment, Identifier [Axis]: Mosaic Master Trust | Plan's interest in Master Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Value	$ 912,255,486